Litigation	6 Months Ended
Jun. 30, 2016
Litigation
31 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 39 – Litigation in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2015 and updated in subsequent quarterly reports (including those discussed below). Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed in Note 39 referenced above and updated in quarterly reports (including below) for which the Group believes an estimate is possible is zero to CHF 2.1 billion.
In 2Q16, the Group recorded net litigation provisions of CHF 86 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Enron-related litigation
On June 2, 2016, the Judicial Panel on Multidistrict Litigation entered an order granting plaintiffs' motion to remand the Silvercreek Management Inc. v. Citigroup, Inc., et al. case to the US District Court for the Southern District of New York (SDNY) for further proceedings.
Mortgage-related matters
The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.
Class action litigations
On May 10, 2016, the SDNY granted its final approval of a settlement of USD 110 million relating to the New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5 class action and entered a final judgment and order of dismissal with prejudice in respect of this matter.
Individual investor actions
On May 4, 2016, the Washington state court presiding in the action brought by the Federal Home Loan Bank of Seattle granted Credit Suisse Securities (USA) LLC (CSS LLC) and its affiliates’ motion for partial summary judgment, dismissing with prejudice all claims related to certain RMBS, thus reducing the RMBS at issue against CSS LLC and its affiliates in the Seattle action from approximately USD 249 million to approximately USD 104 million. The July 2016 trial date for CSS LLC and its affiliates has been removed from the calendar, and a new trial date for a date in or after October 2016 is yet to be set.
On June 1, 2016, following a settlement, a stipulation of dismissal with prejudice was filed with the US District Court for the Middle District of Alabama, which was entered by the court on June 8, 2016, discontinuing the action brought by the Federal Deposit Insurance Corporation (FDIC) as receiver for Colonial Bank relating to approximately USD 34 million of the RMBS at issue against CSS LLC (approximately 12% of the USD 283 million at issue against all defendants in the operative pleading).
On June 8, 2016, following a settlement, the US Court of Appeals for the Ninth Circuit, presiding in the appeal of the action brought by the FDIC as receiver for Colonial Bank in the US District Court for the Central District of California (CDC), granted the stipulation withdrawing FDIC’s appeal of the CDC's dismissal with prejudice of all claims against CSS LLC, relating to approximately USD 12 million of the RMBS at issue (approximately 5% of the USD 259 million at issue against all defendants in the operative pleading). Thus, the entire action is dismissed with prejudice.
On June 13, 2016, the California state court presiding in the actions brought by the Federal Home Loan Bank of San Francisco dismissed with prejudice certain claims against CSS LLC and its affiliates, reducing the RMBS at issue against CSS LLC and its affiliates in the San Francisco actions from approximately USD 1.7 billion to approximately USD 1.6 billion (approximately 17% of the USD 9.5 billion at issue against all defendants in the operative pleadings, reduced to reflect dismissal of actions relating to certain certificates). On June 14, 2016, the court entered an order postponing the trial from August 2016 to October 2016.
Refco-related litigation
On June 15, 2016, following a settlement, the US Court of Appeals for the Second Circuit (Second Circuit), presiding in the appeal of the action brought by the Joint Official Liquidators of various SPhinX Funds and the trustee of the SPhinX Trust in the SDNY, granted the stipulation withdrawing the appeal, with prejudice, as to CSS LLC and another defendant in the action. Thus, the entire action against CSS LLC is dismissed with prejudice.
Rates-related matters
On May 11, 2016, the SDNY preliminarily approved plaintiffs’ settlement agreements with Credit Suisse AG, New York Branch, and six other financial institutions in the consolidated civil class action lawsuit relating to the alleged manipulation of the ISDAFIX rate for US dollars. The settlement provides for dismissal of the case with prejudice and a settlement payment of USD 50 million by Credit Suisse. The settlements remain subject to final court approval.
On May 19, 2016, affiliates of Credit Suisse Group AG, along with several other financial institutions, filed a motion to dismiss a putative class action in the SDNY. The plaintiffs allege that the defendant financial institutions conspired to manipulate certain foreign exchange rates in violation of the US Employee Retirement Income Security Act of 1974.
On May 23, 2016, in the multi-district litigation concerning US Dollar LIBOR, the Second Circuit reversed the decision of the SDNY dismissing plaintiffs’ Sherman Antitrust Act claims and remanded the claims to the SDNY for additional briefing on the issue of whether such claims have been adequately alleged.
Additional putative class action complaints and another individual lawsuit were filed against Credit Suisse Group AG and affiliates, along with other financial institutions, relating to interest rate swaps (IRS). Similar to previously filed complaints, plaintiffs allege that dealer defendants conspired with trading platforms to prevent the development of IRS exchanges. The second individual lawsuit was brought by Javelin Capital Markets LLC, a swap execution facility, and an affiliate, which claim to have suffered lost profits as a result of defendants’ alleged conspiracy. All IRS actions, including the two individual actions, have been consolidated in a multi-district litigation in the SDNY. Plaintiffs have not yet filed a consolidated complaint.
On July 1, 2016, Credit Suisse AG and Credit Suisse Group AG, along with other financial institutions, were named in a putative class action brought in the SDNY, alleging manipulation of the Singapore Interbank Offered Rate and Singapore Swap Offer Rate.
Credit Suisse Group AG and affiliates, along with other financial institutions and individuals, have been named in several putative class action complaints filed in the SDNY relating to supranational, sub-sovereign, and agency (SSA) bonds. The complaints generally allege that defendants conspired to fix the prices of SSA bonds sold to and purchased from investors in the secondary market.
ATA litigation
On July 12, 2016, plaintiffs filed a second amended complaint in the US District Court for the Eastern District of New York against a number of banks, including Credit Suisse AG, alleging claims under the United States Anti-Terrorism Act (ATA). Credit Suisse AG plans to move to dismiss this version of the complaint on essentially the same grounds set forth in its previous motions to dismiss the earlier complaints.
Mossack Fonseca matter
Credit Suisse, along with many financial institutions, has received inquiries from governmental and regulatory authorities concerning banking relationships between financial institutions, their clients and the Panama-based law firm of Mossack Fonseca. Credit Suisse is conducting a review of these issues and has been cooperating with the authorities.